Volkswagen Auto Loan Enhanced Trust 2012-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-2014	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				1/15/2015
2	Payment Date				1/20/2015
3	Collection Period			11/30/2014	12/27/2014	28
4	Monthly Interest Period - Actual/360			12/22/2014	1/19/2015	29
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	281,000,000.00	—	—	—	—
7	Class A-2 Notes	381,000,000.00	—	—	—	—
8	Class A-3 Notes	376,000,000.00	235,336,423.87	21,954,872.63	213,381,551.24	0.5675041
9	Class A-4 Notes	212,000,000.00	212,000,000.00	—	212,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$447,336,423.87	$21,954,872.63	$425,381,551.24

11	Overcollateralization	38,729,680.92	38,729,680.92		38,729,680.92

12	Adjusted Pool Balance	$1,288,729,680.92	$486,066,104.79	$21,954,872.63	$464,111,232.16

13	YSOC	31,960,488.63	9,908,776.09		9,335,458.33

14	Net Pool Balance	$1,320,690,169.55	$495,974,880.88	$21,954,872.63	$473,446,690.49

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.33000%	—	—	—	—
17	Class A-3 Notes	0.46000%	90,212.30	0.2399263	22,045,084.93	58.6305450
18	Class A-4 Notes	0.66000%	116,600.00	0.5500000	116,600.00	0.5500000

	Total Securities		206,812.30		22,161,684.93

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					13,951,199.19
20	Scheduled Interest Payments Received					877,791.12
21	Prepayments of Principal Received					764,524.23
22	Liquidation Proceeds					7,624,653.17
23	Recoveries Received					111,915.84
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					23,330,083.55

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					399.98

28	Total Available Funds, prior to Servicer Advances					23,330,483.53

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					23,330,483.53

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					23,330,483.53

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					413,312.40
35	Class A Noteholder Interest (Item 50)					206,812.30
36	Principal Distribution Amount (Item 75)					21,954,872.63
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					755,486.20

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	413,312.40	—	413,312.40

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	90,212.30	—	90,212.30
45	Class A-4 Interest	116,600.00	—	116,600.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	206,812.30	—	206,812.30

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			486,066,104.79
52	Beginning Net Pool Balance		495,974,880.88
53	Receipts of Scheduled Principal		(13,951,199.19)
54	Receipts of Prepaid Principal		(764,524.23)
55	Liquidation Proceeds		(7,624,653.17)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(187,813.80)

59	Ending Net Pool Balance	—	473,446,690.49
60	Yield Supplement Overcollateralization Amount		9,335,458.33

61	Adjusted Pool Balance		464,111,232.16
62	Less: Adjusted Pool Balance - End of Collection Period			464,111,232.16

63	Calculated Principal Distribution Amount			21,954,872.63

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			23,330,483.53
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			413,312.40
67	Less: Interest Paid to Noteholders (Item 35)			206,812.30
68	Less: Calculated Principal Distribution (Item 63)			21,954,872.63

69	Equals: Remaining Available Funds before Servicer Advance			755,486.20
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			755,486.20
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			21,954,872.63

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,648.40, and (b) the aggregate note balance)			6,443,648.40
81	Initial Reserve Account Balance			1,288,729.68
82	Beginning Reserve Account Balance			6,443,648.40
83	Plus: Net Investment Income for the Collection Period			399.98

84	Subtotal: Reserve Fund Available for Distribution			6,444,048.38
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,444,048.38
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			399.98

89	Equals: Ending Reserve Account Balance			6,443,648.40

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,320,690,170	473,446,690
92	Number of Current Contracts		58,267	37,290
93	Weighted Average Loan Rate		2.50%	2.33%
94	Average Remaining Term		58.4	32.9
95	Average Original Term		63.17	64.4
96	Monthly Prepayment Rate			1.23%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		11	187,407.85
98	Liquidation Proceeds on Related Vehicles			(405.95)
99	Recoveries Received on Receivables Previously Charged Off			111,915.84

100	Net Principal Losses for Current Collection Period		11	75,897.96

101	Beginning Net Principal Losses		412	4,279,574.71

102	Net Principal Losses for Current Collection Period		11	75,897.96

103	Cumulative Net Principal Losses		423	4,355,472.67

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,320,690,169.55)			0.33%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	99.22%	37,039	469,765,595.77
106	31 - 60 Days Delinquent	0.65%	209	3,058,282.05
107	61 - 90 Days Delinquent	0.13%	42	622,812.67

108	Total	100.00%	37,290	473,446,690.49

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month